SHARE CAPITAL - Disclosure of performance share units plan (Details) - shares		12 Months Ended
	Mar. 02, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Performance share units, outstanding, beginning of year		1,158,000	1,639,000
Granted		471,000	316,000
Cancelled		(140,000)	0
Settled for shares	(205,918)	(611,000)	(797,000)
Performance share units, outstanding, end of year		878,000	1,158,000